Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 15 — Fair Value Measurements

Under GAAP, our Consolidated Balance Sheets reflect a mixture of measurement methods for financial assets and liabilities (“financial instruments”). Derivative financial instruments and contingent consideration related to business acquisitions are reported at fair value in our Consolidated Balance Sheets. Other financial instruments are reported at historical cost or amortized cost in our Consolidated Balance Sheets. The following are additional qualitative and quantitative disclosures regarding fair value measurements of financial instruments.

Fair Value of Derivative Financial Instruments

The Partnership’s derivative instruments consist of financially settled commodity swaps, futures, option contracts and fixed-price forward commodity contracts with certain counterparties. The Partnership determines the fair value of its derivative contracts using present value methods or standard option valuation models with assumptions about commodity prices based on those observed in underlying markets. The Partnership has consistently applied these valuation techniques in all periods presented and we believe the Partnership has obtained the most accurate information available for the types of derivative contracts the Partnership holds.

The fair values of the Partnership’s derivative instruments are sensitive to changes in forward pricing on natural gas, NGLs and crude oil. This financial position of these derivatives at December 31, 2015, a net asset position of $119.5 million, reflects the present value, adjusted for counterparty credit risk, of the amount the Partnership expects to receive or pay in the future on its derivative contracts. If forward pricing on natural gas, NGLs and crude oil were to increase by 10%, the result would be a fair value reflecting a net asset of $99.8 million, ignoring an adjustment for counterparty credit risk. If forward pricing on natural gas, NGLs and crude oil were to decrease by 10%, the result would be a fair value reflecting a net asset of $138.1 million, ignoring an adjustment for counterparty credit risk.

Fair Value of Other Financial Instruments

Due to their cash or near-cash nature, the carrying value of other financial instruments included in working capital (i.e., cash and cash equivalents, accounts receivable, accounts payable) approximates their fair value. Long-term debt is primarily the other financial instrument for which carrying value could vary significantly from fair value. We determined the supplemental fair value disclosures for our long-term debt as follows:

•	Our and the Partnership’s senior secured revolving credit facilities and the Partnership’s Securitization Facility are based on carrying value, which approximates fair value as their interest rates are based on prevailing market rates; and

•	Senior unsecured notes are based on quoted market prices derived from trades of the debt.

The Partnership has a contingent consideration liability for APL’s previous acquisition of a gas gathering system and related assets, which is carried at fair value (see Note 4 – Business Acquisitions).

Fair Value Hierarchy

We categorize the inputs to the fair value measurements of financial assets and liabilities using a three-tier fair value hierarchy that prioritizes the significant inputs used in measuring fair value:

•	Level 1 – observable inputs such as quoted prices in active markets;

•	Level 2 – inputs other than quoted prices in active markets that we can directly or indirectly observe to the extent that the markets are liquid for the relevant settlement periods; and

•	Level 3 – unobservable inputs in which little or no market data exists, therefore we must develop our own assumptions.

The following table shows a breakdown by fair value hierarchy category for (1) financial instruments measurements included in our Consolidated Balance Sheets at fair value and (2) supplemental fair value disclosures for other financial instruments:

	December 31, 2015
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Instruments Recorded on Our Consolidated Balance Sheets at Fair Value
Assets from commodity derivative contracts (1)	$127.1	$127.1	$—	$123.1	$4.0
Liabilities from commodity derivative contracts (1)	7.6	7.6	0.3	7.0	0.3
TPL contingent consideration (2)	3.0	3.0	—	—	3.0
Financial Instruments Recorded on Our Consolidated Balance Sheets at Carrying Value:
Cash and cash equivalents	140.2	140.2	—	—	—
TRC Senior secured revolving credit facility	440.0	440.0	—	440.0	—
TRC Term Loan	157.5	158.3	—	158.3	—
Partnership’s Senior secured revolving credit facility	280.0	280.0	—	280.0	—
Partnership’s Senior unsecured notes	4,884.0	4,192.0	—	4,192.0	—
Partnership’s accounts receivable securitization facility	219.3	219.3	—	219.3	—

	December 31, 2014
		Fair Value
	Carrying Value	Total	Level 1	Level 2	Level 3
Financial Instruments Recorded on Our Consolidated Balance Sheet at Fair Value:
Assets from commodity derivative contracts	$60.2	$60.2	$—	$58.4	$1.8
Liabilities from commodity derivative contracts	5.2	5.2	—	5.1	0.1
Financial Instruments Recorded on Our Consolidated Balance Sheet at Carrying Value:
Cash and cash equivalents	81.0	81.0	—	—	—
TRC Senior secured revolving credit facility	102.0	102.0	—	102.0	—
Partnership’s Senior secured revolving credit facility	—	—	—	—	—
Partnership’s Senior unsecured notes	2,783.4	2,731.5	—	2,731.5	—
Partnership’s accounts receivable securitization facility	182.8	182.8	—	182.8	—

(1)	The fair value of the derivative contracts in this table is presented on a different basis than the Consolidated Balance Sheets presentation as disclosed in Note 14 – Derivative Instruments and Hedging Activities. The above fair values reflect the total value of each derivative contract taken as a whole, whereas the Consolidated Balance Sheets presentation is based on the individual maturity dates of estimated future settlements. As such, an individual contract could have both an asset and liability position when segregated into its current and long-term portions for Consolidated Balance Sheets classification purposes.
(2)	See Note 4 – Business Acquisitions.

Additional Information Regarding Level 3 Fair Value Measurements Included in Our Consolidated Balance Sheets

We reported certain of the Partnership’s swaps and option contracts at fair value using Level 3 inputs due to such derivatives not having observable market prices for substantially the full term of the derivative asset or liability. For valuations that include both observable and unobservable inputs, if the unobservable input is determined to be significant to the overall inputs, the entire valuation is categorized in Level 3. This includes derivatives valued using indicative price quotations whose contract length extends into unobservable periods.

The fair value of these natural gas swaps is determined using a discounted cash flow valuation technique based on a forward commodity basis curve. For these derivatives, the primary input to the valuation model is the forward commodity basis curve, which is based on observable or public data sources and extrapolated when observable prices are not available.

As of December 31, 2015, the Partnership had 14 commodity swap and option contracts categorized as Level 3. The significant unobservable inputs used in the fair value measurements of the Partnership’s Level 3 derivatives are the forward natural gas curves, for which a significant portion of the derivative’s term is beyond available forward pricing. The change in the fair value of Level 3 derivatives associated with a 10% change in the forward basis curve where prices are not observable is immaterial.

The fair value of the contingent consideration was determined using a probability-based model measuring the likelihood of meeting certain volumetric measures. These probability-based inputs are not observable; the entire valuation of the contingent consideration is categorized in Level 3. Changes in the fair value of this liability are included in Other Income on the consolidated statements of operations.

The following table summarizes the changes in fair value of our financial instruments classified as Level 3 in the fair value hierarchy:

	Commodity Derivative Contracts Liability/ (Asset)	Contingent Liability
Balance, December 31, 2012	$0.6	$15.3
Settlements included in Revenue	(1.3)	—
Change in valuation of contingent liability included in Other Income	—	(15.3)

Balance, December 31, 2013	(0.7)	$—
Settlements included in Revenue	(0.2)	—
Unrealized losses included in OCI	(1.1)	—
Transfers out of Level 3	0.3	—

Balance, December 31, 2014	(1.7)	—
TPL contingent consideration fair value at acquisition date (see Note 4 -Business Acquisitions)	—	4.2
Change in fair value of TPL contingent consideration included in Other Income	—	(1.2)
New Level 3 instruments	(3.7)	—
Transfers out of Level 3	1.7	—

Balance, December 31, 2015	$(3.7)	$3.0

For the year ended December 31, 2015, the Partnership transferred $1.7 million in derivative liabilities out of Level 3 and into Level 2. These transfers relate to long-term over-the-counter swaps for natural gas and NGL products with deliveries for which observable market prices were available.